Retirement Shares | ALLIANCEBERNSTEIN EXCHANGE RESERVES
ALLIANCEBERNSTEIN EXCHANGE RESERVES
INVESTMENT OBJECTIVE
The Fund's investment objective is maximum current income to the extent consistent with safety of principal and liquidity.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retirement Shares ALLIANCEBERNSTEIN EXCHANGE RESERVES	CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retirement Shares ALLIANCEBERNSTEIN EXCHANGE RESERVES	CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Management Fees	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	0.30%	0.50%	0.25%	none
Other Expenses: Transfer Agent	0.18%	0.10%	0.20%	0.03%
Other Expenses	0.13%	0.12%	0.12%	0.12%
Total Other Expenses	0.31%	0.22%	0.32%	0.15%
Total Annual Fund Operating Expenses	0.86%	0.97%	0.82%	0.40%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retirement Shares ALLIANCEBERNSTEIN EXCHANGE RESERVES (USD $)	CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
After 1 Year	88	99	84	41
After 3 Years	274	309	262	128
After 5 Years	477	536	455	224
After 10 Years	1,061	1,190	1,014	505

PRINCIPAL STRATEGIES
The Fund is a "money market fund" that seeks to maintain a stable net asset value ("NAV") of $1.00 per share, although there is no guarantee that the Fund will maintain an NAV of $1.00 per share. The Fund invests in a portfolio of high-quality, U.S. Dollar-denominated money market securities.

The Fund may invest in:

. marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities;

. certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loan associations (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million;

. high-quality commercial paper (or, if not rated, commercial paper determined by the Adviser to be of comparable quality) issued by U.S. or foreign companies and participation interests in loans made to companies that issue such commercial paper;

. adjustable rate obligations;

. asset-backed securities;

. restricted securities (i.e., securities subject to legal or contractual restrictions on resale); and

. repurchase agreements that are fully collateralized.

The Fund may invest up to 25% of its net assets in money market instruments issued by foreign branches of foreign banks.

As a money market fund, the Fund must meet the requirements of the Securities and Exchange Commission ("Commission") Rule 2a-7. The Rule imposes strict conditions on the investment quality, maturity, and diversification of the Fund's investments. Among other things, Rule 2a-7 requires that the Fund's investments have (i) a remaining maturity of no more than 397 days unless otherwise permitted by Rule 2a-7, (ii) a weighted average maturity that does not exceed 60 days, and (iii) a weighted average life that does not exceed 120 days. Rule 2a-7 imposes daily and weekly liquidity standards that require the Fund to hold investments of at least 10% and 30% of its total assets, respectively, in liquid assets as defined in Rule 2a-7. Rule 2a-7 also limits the Fund's investments in illiquid securities to 5% of its total assets.

PRINCIPAL RISKS
. MONEY MARKET FUND RISK: Money market funds are sometimes unable to maintain an NAV at $1.00 per share and, as it is generally referred to, "break the buck". In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Fund's shareholders should not rely on or expect an affiliate of the Fund to purchase distressed assets from the Fund, make capital infusions, enter into credit support agreements or take other actions to prevent the Fund from breaking the buck. In addition, you should be aware that significant redemptions by large investors in the Fund could have a material adverse effect on the Fund's other shareholders. The Fund's NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk. The Commission continues to evaluate the rules governing money market funds, including Rule 2a-7. It is possible that changes to Rule 2a-7 could significantly impact the money market fund industry generally and, therefore, could affect the operation or performance of the Fund.

. INTEREST RATE RISK: Changes in interest rates will affect the yield and value of the Fund's investments in short-term securities. A decline in interest rates will affect the Fund's yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. In addition, if interest rates remain low for an extended period of time, the Fund may have difficulties in maintaining a positive yield, paying expenses out of the Fund's assets, or maintaining a stable $1.00 NAV.

. CREDIT RISK: Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). Credit quality can change rapidly in certain market environments and the default of a single holding could have the potential to cause significant NAV deterioration.

. FOREIGN (NON-U.S.) RISK: Investment in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, which may prevent the Fund from selling out of these securities at an advantageous time or price.

. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible that you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

. how the Fund's performance changed from year to year over ten years; and

. the Fund's average annual returns for one, five and ten years.

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 1.21%, IN THE 3RD QUARTER, 2006; AND WORST QUARTER WAS UP 0.00%, IN THE 3RD QUARTER, 2011.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns - Retirement Shares ALLIANCEBERNSTEIN EXCHANGE RESERVES	1 YEAR	5 YEARS		10 YEARS		INCEPTION DATE
CLASS A SHARES	0.04%	1.35%	[1]	1.44%	[1]
CLASS R SHARES	0.04%	1.23%	[1]	1.38%	[1]	Mar. 01, 2005
CLASS K SHARES	0.03%	1.37%	[1]	1.60%	[1]	Mar. 01, 2005
CLASS I SHARES	0.12%	1.60%	[1]	1.82%	[1]	Mar. 01, 2005
[1]	Inception Date for Class R, K and I shares is 3/1/05. Performance information for periods prior to the inception of Class R, K and I shares is the performance of the Fund's Class A shares adjusted to reflect the lower expense ratio of Class R, K and I shares, respectively.

You may obtain the most current seven-day yield information of the Fund by calling 800-221-5672 or your financial intermediary.